American Beacon Ninety One Emerging Markets Equity Fund

(the “Fund”)

Supplement dated May 30, 2025 to the Prospectus, dated February 21, 2025

Effective June 30, 2025, on page 25 of the Prospectus, in the “Additional Information – Portfolio Holdings” section, the first sentence in the first paragraph is deleted in its entirety and replaced with the following:

“A complete list of the Fund’s holdings is made available on the Fund’s website on a quarterly basis approximately thirty days after the end of each calendar quarter and remains available for six months thereafter.”

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NOEM – 20250530-PRO

American Beacon Ninety One Emerging Markets Equity Fund

(the “Fund”)

Supplement dated May 30, 2025 to the Statement of Additional Information, dated February 21, 2025

Effective June 30, 2025 on page 19 of the SAI, in the “Disclosure of Portfolio Holdings” section, the third item in the list is deleted in its entirety and replaced with the following:

“3. a complete list of holdings for the Fund as of the end of each calendar quarter on the Fund’s website (www.americanbeaconfunds.com) approximately thirty days after the end of the calendar quarter; and”

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NOEM – 20250530-SAI

American Beacon Ninety One Global Franchise Fund

American Beacon Ninety One International Franchise Fund

(each, a “Fund”)

Supplement dated May 30, 2025 to the Prospectus, dated February 21, 2025,

as previously amended or supplemented

Effective June 30, 2025, on page 32 of the Prospectus, in the “Additional Information – Portfolio Holdings” section, the first sentence in the first paragraph is deleted in its entirety and replaced with the following:

“A complete list of each Fund’s holdings is made available on the Funds’ website on a quarterly basis approximately thirty days after the end of each calendar quarter and remains available for six months thereafter.”

***********************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NOF – 20250530-PRO

American Beacon Ninety One Global Franchise Fund

American Beacon Ninety One International Franchise Fund

(each, a “Fund”)

Supplement dated May 30, 2025 to the Statement of Additional Information, dated February 21, 2025

Effective June 30, 2025, on page 19 of the SAI, in the “Disclosure of Portfolio Holdings” section, the third item in the list is deleted in its entirety and replaced with the following:

“3. a complete list of holdings for each Fund as of the end of each calendar quarter on the Funds’ website (www.americanbeaconfunds.com) approximately thirty days after the end of the calendar quarter; and”

***********************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NOF – 20250530-SAI